Average Annual Total Returns			12 Months Ended	60 Months Ended	63 Months Ended	115 Months Ended	120 Months Ended
		Oct. 24, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Prospectus [Line Items]
Performance Inception Date		May 19, 2015
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.93%	2.29%		1.27%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.94%	3.22%		1.96%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent			4.97%	6.30%		4.00%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Bloomberg Commodity Index
Prospectus [Line Items]
Average Annual Return, Percent			5.38%	6.77%		4.41%
GraniteShares HIPS US High Income ETF
Prospectus [Line Items]
Performance Inception Date		Jan. 06, 2015
GraniteShares HIPS US High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.68%	1.58%			1.25%
GraniteShares HIPS US High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.30%	2.04%			1.80%
GraniteShares HIPS US High Income ETF | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent			14.04%	4.39%			4.25%
GraniteShares HIPS US High Income ETF | EQM High Income Pass-Through Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.00%	5.09%			4.99%
GraniteShares HIPS US High Income ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%			13.44%
GraniteShares Nasdaq Select Disruptors ETF
Prospectus [Line Items]
Performance Inception Date		Oct. 04, 2019
GraniteShares Nasdaq Select Disruptors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.05%	15.27%	16.88%
GraniteShares Nasdaq Select Disruptors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.65%	12.39%	13.79%
GraniteShares Nasdaq Select Disruptors ETF | Return Before Taxes
Prospectus [Line Items]
Average Annual Return, Percent			23.05%	15.38%	16.99%
GraniteShares Nasdaq Select Disruptors ETF | XOUT U.S. Large Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.67%	18.80%	20.56%

[1]	Effective March 16, 2023, the Fund’s Index changed from the TFMS HIPS Index to the EQM High Income Pass-Through Securities Index. The inception date for the EQM High Income Pass-Through Securities Index is March 6, 2023.
[2]	Effective August 15, 2023, the Fund’s Index changed from the XOUT US Large Cap Total Return Index to the Nasdaq US Large Cap Select Disruptors Index. The inception date for the Nasdaq US Large Cap Select Disruptors Index is August 7, 2023.